UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
November 30, 2022
T. ROWE PRICE
TFLR	Floating Rate ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

INVEST WITH CONFIDENCE®

T. ROWE PRICE FLOATING RATE ETF

CREDIT QUALITY DIVERSIFICATION
BBB/BB Rated and Above	4%
BB Rated	14
BB/B Rated	10
B Rated	58
B/CCC Rated	0
CCC Rated and Below	7
Not Rated	0
Short-Term Holdings*	7
Total	100%
Based on net assets as of 11/30/22.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody’s and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The fund is not rated by any agency.
*Short-term holings are not rated. Historical weightings reflect current ratings.
BENCHMARK INFORMATION
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S PRIOR WRITTEN CONSENT. Moody's® is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission

T. ROWE PRICE FLOATING RATE ETF

of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE FLOATING RATE ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE FLOATING RATE ETF

FUND EXPENSE EXAMPLE (continued)
Floating Rate ETF
	Beginning Account Value 11/17/22[1]	Ending Account Value 11/30/22	Expenses Paid During Period 11/17/22 to 11/30/22[1,2]
Actual	$1,000.00	$993.00	$0.24
	6/1/22 [1]	11/30/22	6/1/22 to 11/30/22[1,3]
Hypothetical (assumes 5% return before expenses)	1,000.00	1,021.96	3.14

[1]	The actual expense example is based on the period since the fund’s start of operations on 11/16/22, one day after inception; the hypothetical expense example is based on the half-year period beginning 6/1/22, as required by the Securities and Exchange Commission.
[2]	Expenses are equal to the fund’s annualized expense ratio for the period (0.62%), multiplied by the average account value over the period, multiplied by the number of days in the period (14), and divided by the days in the year (365) since the fund’s start of operations.
[3]	Expenses are equal to the fund’s annualized expense ratio for the period (0.62%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

11/16/22 (1) Through
11/30/22
NET ASSET VALUE
Beginning of period	$ 50.00
Investment activities
Net investment income(2) (3)	0.07
Net realized and unrealized gain/loss	(0.43)
Total from investment activities	(0.36)
Distributions
Net investment income	(0.02)
NET ASSET VALUE
End of period	$ 49.62
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	(0.70)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.62% (5)
Net expenses after waivers/payments by Price Associates	0.62% (5)
Net investment income	3.55% (5)
Portfolio turnover rate(6)	—
Net assets, end of period (in thousands)	$ 21,089

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	See Note 5 for details to expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 83.4%
Aerospace & Defense 1.7%
Brown Group Holding, FRN, 1M TSFR + 3.75%, 7/2/29 (1)	90	89
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 4/6/26 (1)	55	53
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 4/6/26 (1)	30	29
Peraton, FRN, 1M USD LIBOR + 3.75%, 2/1/28 (1)	90	88
Spirit Aerosystems, FRN, 3M TSFR + 4.50%, 1/15/27 (1)	60	59
TransDigm, FRN, 1M USD LIBOR + 2.25%, 12/9/25 (1)	50	49
		367
Airlines 4.6%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 4/20/28 (1)	255	253
American Airlines, FRN, 3M USD LIBOR + 1.75%, 6/27/25 (1)	75	71
KKR Apple Bidco, FRN, 1M USD LIBOR + 2.75%, 9/23/28 (1)	110	108
KKR Apple Bidco, FRN, 1M USD LIBOR + 2.75%, 9/21/29 (1)	50	48
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 6/21/27 (1)	240	247
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 7.993%, 10/20/27	80	81
United Airlines, FRN, 3M USD LIBOR + 3.75%, 8.108%, 4/21/28 (1)	155	153
		961
Automotive 2.3%
Adient US, FRN, 1M USD LIBOR + 3.25%, 4/10/28 (1)	70	69
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 4/30/26 (1)	130	128
Mavis Tire Express Services, FRN, 1M TSFR + 4.00%, 5/4/28 (1)	160	153
Wand Newco 3, FRN, 1M USD LIBOR + 3.00%, 2/5/26 (1)	150	143
		493
Broadcasting 3.4%
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR + 3.50%, 8/21/26 (1)	155	142
E.W. Scripps, FRN, 1M USD LIBOR + 2.75%, 1/7/28 (1)	86	83

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 5/1/26 (1)	165	154
Neptune Bidco, FRN, 3M TSFR + 5.00%, 4/11/29 (1)	40	36
Terrier Media Buyer, FRN, 1M USD LIBOR + 3.50%, 12/17/26 (1)	175	162
Univision Communications, FRN, 1M USD LIBOR + 3.25%, 3/15/26 (1)	70	69
Univision Communications, FRN, 3M TSFR + 4.25%, 6/24/29 (1)	60	59
		705
Building Products 0.3%
Chamberlain Group, FRN, 1M USD LIBOR + 3.50%, 11/3/28 (1)	65	61
		61
Cable Operators 1.3%
Altice France, FRN, 3M USD LIBOR + 3.69%, 1/31/26 (1)	155	148
DirecTV Financing, FRN, 1M USD LIBOR + 5.00%, 8/2/27 (1)	105	100
Radiate Holdco, FRN, 1M USD LIBOR + 3.25%, 9/25/26 (1)	35	31
		279
Chemicals 1.8%
Aruba Chemical, FRN, 1M USD LIBOR + 4.00%, 11/24/27 (1)	65	63
Aruba Chemical, FRN, 1M USD LIBOR + 7.75%, 11.794%, 11/24/28	35	31
Avient, FRN, 3M TSFR + 3.25%, 8/29/29 (1)	70	70
Nouryon USA, FRN, 3M USD LIBOR + 2.75%, 10/1/25 (1)	150	146
W.R. Grace, FRN, 3M USD LIBOR + 3.75%, 9/22/28 (1)	80	78
		388
Consumer Products 0.2%
Olaplex, FRN, 1M TSFR + 3.50%, 2/23/29 (1)(2)	45	43
		43

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Container 1.2%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 12/1/27 (1)	260	253
		253
Diversified Financial Services 0.6%
VFH Parent, FRN, 1M TSFR + 3.00%, 1/13/29 (1)	120	116
		116
Energy 1.7%
Brazos Delaware II, FRN, 1M USD LIBOR + 4.00%, 7.939%, 5/21/25	100	99
CQP Holdco, FRN, 3M USD LIBOR + 3.75%, 6/5/28 (1)	70	69
M6 ETX Holdings II Midco, FRN, 3M TSFR + 4.50%, 9/19/29 (1)	60	60
Medallion Midland Acquisition, FRN, 1M USD LIBOR + 3.75%, 7.424%, 10/18/28	100	99
Southwestern Energy, FRN, 3M TSFR + 2.50%, 6/22/27 (1)	40	39
		366
Entertainment & Leisure 5.8%
Alchemy Copyrights, FRN, 1M USD LIBOR + 3.00%, 3/10/28 (1)(2)	120	119
Formula One Holdings, FRN, 3M TSFR + 3.25%, 1/15/30 (1)	85	84
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 11/12/26 (1)	66	63
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 11/12/26 (1)	9	9
PUG, FRN, 1M USD LIBOR + 4.25%, 2/12/27 (1)(2)	55	47
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%, 8/25/28 (1)	250	245
UFC Holdings, FRN, 3M USD LIBOR + 2.75%, 4/29/26 (1)	445	437
Williams Morris Endeavor Entertainment, FRN, 3M USD LIBOR + 2.75%, 5/18/25 (1)	230	224
		1,228
Financial 12.9%
Acrisure, FRN, 1M USD LIBOR + 4.25%, 2/15/27 (1)	105	101

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Acrisure, FRN, 3M TSFR + 5.75%, 2/15/27 (1)(2)	100	99
Advisor Group, FRN, 1M USD LIBOR + 4.50%, 7/31/26 (1)	60	58
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.25%, 5/9/25 (1)	130	127
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%, 11/6/27 (1)	160	155
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR + 3.50%, 3/11/28 (1)(2)	55	51
Aretec Group, FRN, 1M TSFR + 4.25%, 10/1/25 (1)	210	204
Armor Holding II, FRN, 3M USD LIBOR + 4.50%, 12/11/28 (1)	40	39
Assured Partners, FRN, 1M USD LIBOR + 3.50%, 2/12/27 (1)	130	125
Assured Partners, FRN, 1M USD LIBOR + 3.50%, 2/13/27 (1)	155	152
Citadel Securities, FRN, 1M TSFR + 3.00%, 2/2/28 (1)	50	50
Citco Group, FRN, 3M TSFR + 3.50%, 4/19/28 (1)(2)	60	60
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 8/9/26 (1)	50	49
Edelman Financial Center, FRN, 1M USD LIBOR + 3.50%, 7.571%, 4/7/28	40	38
Edelman Financial Center, FRN, 1M USD LIBOR + 6.75%, 7/20/26 (1)	45	41
Focus Financial Partners, FRN, 3M TSFR + 3.25%, 6/30/28 (1)	65	64
Hub International, FRN, 3M USD LIBOR + 3.00%, 4/25/25 (1)	40	39
Hub International, FRN, 3M USD LIBOR + 3.25%, 4/25/25 (1)	470	462
Hub International, FRN, 3M TSFR + 4.00%, 11/10/29 (1)	190	187
Sedgwick Claims Management Services, FRN, 1M USD LIBOR + 3.25%, 12/31/25 (1)	180	175
Sedgwick Claims Management Services, FRN, 1M USD LIBOR + 3.75%, 9/3/26 (1)	80	78
Sedgwick Claims Management Services, FRN, 1M USD LIBOR + 4.25%, 9/3/26 (1)	50	49
USI, FRN, 3M USD LIBOR + 3.25%, 12/2/26 (1)	50	49
USI, FRN, 1M TSFR + 3.75%, 11/22/29 (1)	270	265
		2,717
Food 0.8%
Naked Juice, FRN, 3M TSFR + 3.25%, 1/24/29 (1)	55	52
Simply Good Foods USA, FRN, 3M TSFR + 5.00%, 7/7/24 (1)	69	69

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 7.315%, 12/21/27	60	56
		177
Gaming 1.4%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 5.903%, 5/24/29	40	40
Caesars Resort Collection, FRN, 1M USD LIBOR + 3.50%, 7/21/25 (1)	100	99
Great Canadian Gaming, FRN, 1M USD LIBOR + 4.00%, 11/1/26 (1)	90	88
Hard Rock, FRN, 1M USD LIBOR + 4.25%, 11/19/28 (1)	75	73
		300
Health Care 11.1%
Athenahealth, FRN, 1M TSFR + 3.50%, 2/15/29 (1)	209	191
Athenahealth, FRN, 3M TSFR + 3.50%, 3.50%, 2/15/29 (1)	36	32
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 2/27/26 (1)	35	31
Azalea Topco, FRN, 1M USD LIBOR + 3.50%, 7.571%, 7/24/26	110	102
CHG Healthcare Services, FRN, 1M USD LIBOR + 3.25%, 9/29/28 (1)	50	49
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 10/1/27 (1)	315	307
Heartland Dental, FRN, 1M USD LIBOR + 3.75%, 4/30/25 (1)	40	37
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 4/30/25 (1)	30	28
ICON Luxembourg, FRN, 3M USD LIBOR + 2.25%, 7/3/28 (1)	40	40
ICON Luxembourg, FRN, 3M USD LIBOR + 2.50%, FRN, 3M USD LIBOR + 2.25%, 7/3/28 (1)	10	10
Insulet, FRN, 1M USD LIBOR + 3.25%, 5/4/28 (1)	260	255
Maravai Intermediate Holdings, FRN, 3M TSFR + 3.00%, 10/19/27 (1)	120	118
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 10/23/28 (1)	285	271
Parexel International, FRN, 1M USD LIBOR + 3.25%, 11/15/28 (1)	180	173
PetVet Care Centers, FRN, 1M USD LIBOR + 6.25%, 2/13/26 (1)	55	51

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 2/14/25 (1)	180	166
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 9.00%, 2/14/25	65	62
Press Ganey Holdings, FRN, 1M USD LIBOR + 3.75%, 7/24/26 (1)(2)	55	52
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%, 3/10/28 (1)	50	47
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 3.75%, 10/1/26 (1)	95	90
Surgery Center Holdings, FRN, 3M USD LIBOR + 3.75%, 8.05%, 8/31/26	95	93
Waystar, FRN, 1M USD LIBOR + 4.00%, 10/22/26 (1)	130	127
		2,332
Information Technology 11.5%
Applied Systems, FRN, 3M USD LIBOR + 3.00%, 9/19/24 (1)	155	155
Applied Systems, FRN, 3M USD LIBOR + 5.50%, 9/19/25 (1)	255	252
Applied Systems, FRN, 3M TSFR + 4.50%, 9/19/26 (1)	170	169
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 10/2/25 (1)	125	120
CCC Intelligent Solutions, FRN, 1M USD LIBOR + 2.25%, 9/21/28 (1)	50	49
CDK Global, FRN, 3M TSFR + 4.50%, 7/6/29 (1)	290	286
ECI Macola, FRN, 3M USD LIBOR + 3.75%, 11/9/27 (1)	105	101
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 7/30/27 (1)	340	328
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 7/31/28 (1)	80	79
Go Daddy Operating, FRN, 1M TSFR + 3.25%, 10/21/29 (1)	70	70
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 7/1/24 (1)	30	30
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 7/7/25 (1)	30	28
McAfee, FRN, 1M TSFR + 3.75%, 3/1/29 (1)	85	81
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 9/13/24 (1)	60	58
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 9/13/24 (1)	105	102
RealPage, FRN, 1M USD LIBOR + 3.00%, 4/24/28 (1)	195	186
RealPage, FRN, 1M USD LIBOR + 6.50%, 4/23/29 (1)	40	38
Sophia, FRN, 3M USD LIBOR + 3.50%, 10/7/27 (1)	180	173
Sophia, FRN, 1M TSFR + 4.25%, 10/7/27 (1)	60	58

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tibco Software, FRN, 3M TSFR + 4.50%, 3/30/29 (1)	55	50
		2,413
Lodging 0.8%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 8.689%, 2/2/26	90	85
Aimbridge Acquisition, FRN, 1M USD LIBOR + 3.75%, 2/2/26 (1)	45	42
Four Seasons Hotels, FRN, 1M USD LIBOR + 2.00%, 5.743%, 11/30/23	25	25
Four Seasons Hotels, FRN, 3M TSFR + 3.25%, 11/30/29 (1)	25	25
		177
Manufacturing 3.4%
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%, 5/21/29 (1)	35	32
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%, 5/21/29 (1)	45	42
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 3.50%, 5/19/28 (1)	105	101
Filtration Group, FRN, 1M USD LIBOR + 3.00%, 3/29/25 (1)	260	256
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 10/21/28 (1)	110	107
Filtration Group, FRN, 1M USD LIBOR + 3.00%, 3/29/25 (EUR) (1)	40	40
Madison IAQ, FRN, 3M USD LIBOR + 3.25%, 6/21/28 (1)	65	62
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/31/28 (1)	70	68
		708
Restaurants 1.7%
Dave & Buster's, FRN, 1M TSFR + 5.00%, 6/29/29 (1)	100	99
IRB Holdings, FRN, 1M USD LIBOR + 2.75%, 2/5/25 (1)	190	187
IRB Holdings, FRN, 1M TSFR + 3.00%, 12/15/27 (1)	70	67
		353
Retail 0.8%
CNT Holdings l, FRN, 3M TSFR + 3.50%, 11/8/27 (1)	70	67

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
PetSmart, FRN, 1M USD LIBOR + 3.75%, 7.82%, 2/11/28	105	101
		168
Satellites 1.3%
Iridium Satellite, FRN, 1M USD LIBOR + 2.50%, 11/4/26 (1)	225	223
Maxar Technologies, FRN, 1M TSFR + 4.35%, 6/14/29 (1)	60	58
		281
Services 7.5%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 12/11/28 (1)	175	165
Camelot U.S Acquisition, FRN, 1M USD LIBOR + 3.00%, 10/30/26 (1)	50	49
Ceridian HCM Holding, FRN, 1M USD LIBOR + 2.50%, 4/30/25 (1)	160	156
EG America, FRN, 3M USD LIBOR + 4.00%, 7.674%, 2/7/25	55	50
EG Group, FRN, 3M USD LIBOR + 4.25%, 3/31/26 (1)	55	50
GFL Environmental, FRN, 1M USD LIBOR + 3.00%, 5/30/25 (1)	100	100
Renaissance Holding, FRN, 1M USD LIBOR + 3.25%, 5/30/25 (1)	50	48
Renaissance Holding, FRN, 1M TSFR + 4.50%, 3/30/29 (1)	50	48
Sabre GLBL, FRN, 1M TSFR + 5.00%, 6/30/28 (1)	55	52
Staples, FRN, 3M USD LIBOR + 5.00%, 9.44%, 4/16/26	80	71
UKG, FRN, 3M USD LIBOR + 3.25%, 5/4/26 (1)	230	222
Ultimate Software Group, FRN, 1M USD LIBOR + 5.25%, 5/3/27 (1)	540	494
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 5/12/28 (1)	75	72
		1,577
Utilities 3.3%
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 8/1/25 (1)	60	59
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 8/1/25 (1)	100	99
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 12/15/27 (1)	120	119
PG&E, FRN, 1M USD LIBOR + 3.00%, 6/23/25 (1)	250	246
Pike, FRN, 1M TSFR + 3.50%, 1/21/28 (1)	80	79

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
TerraForm Power Operating, FRN, 3M TSFR + 2.75%, 6.403%, 5/21/29	100	99
		701
Wireless Communications 2.0%
Asurion, FRN, 1M USD LIBOR + 5.25%, 1/31/28 (1)	230	177
Asurion, FRN, 1M USD LIBOR + 5.25%, 1/20/29 (1)	95	73
Asurion, FRN, 1M USD LIBOR + 3.00%, 11/3/24 (1)	60	57
Asurion, FRN, 3M TSFR + 4.00%, 8/19/28 (1)	65	57
CCI Buyer, FRN, 3M TSFR + 4.00%, 12/17/27 (1)	60	58
		422
Total Bank Loans (Cost $17,757)		17,586
CORPORATE BONDS 9.6%
Aerospace & Defense 0.4%
TransDigm, 8.00%, 12/15/25 (3)	75	76
		76
Airlines 0.5%
American Airlines, 11.75%, 7/15/25 (3)	50	55
Mileage Plus Holdings, 6.50%, 6/20/27 (3)	57	57
		112
Automotive 0.9%
Ford Motor Credit, 4.063%, 11/1/24	200	192
		192
Banking 0.2%
Morgan Stanley, FRN, TSFR + 1.17%, 4.844%, 4/17/25	40	40
		40
Broadcasting 0.4%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (3)	50	43

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Townsquare Media, 6.875%, 2/1/26 (3)	50	46
		89
Cable Operators 0.2%
Radiate Holdco, 4.50%, 9/15/26 (3)	40	33
		33
Chemicals 0.3%
Avient, 5.75%, 5/15/25 (3)	75	73
		73
Energy 0.3%
Tallgrass Energy Partners, 6.00%, 3/1/27 (3)	60	57
		57
Entertainment & Leisure 0.6%
Cedar Fair, 5.50%, 5/1/25 (3)	75	74
Cinemark USA, 8.75%, 5/1/25 (3)	45	46
		120
Financial 2.1%
Acrisure, 7.00%, 11/15/25 (3)	50	47
Acrisure, 10.125%, 8/1/26 (3)	45	44
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (3)	35	35
Alliant Holdings Intermediate, 6.75%, 10/15/27 (3)	40	37
Aretec Escrow Issuer, 7.50%, 4/1/29 (3)	70	57
Assured Partners, 7.00%, 8/15/25 (3)	85	82
Hub International, 7.00%, 5/1/26 (3)	45	44
Ryan Specialty Group, 4.375%, 2/1/30 (3)	75	64
USIS Merger, 6.875%, 5/1/25 (3)	45	44
		454
Health Care 0.6%
CHS/Community Health Systems, 8.00%, 12/15/27 (3)	55	49

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
HCA, 5.375%, 2/1/25	75	74
		123
Lodging 0.3%
Hilton Domestic Operating, 5.375%, 5/1/25 (3)	65	64
		64
Manufacturing 0.6%
Sensata Technologies, 5.00%, 10/1/25 (3)	70	69
Sensata Technologies, 5.625%, 11/1/24 (3)	65	64
		133
Services 0.4%
Sabre GLBL, 9.25%, 4/15/25 (3)	30	30
Sabre GLBL, 7.375%, 9/1/25 (3)	35	33
Sabre GLBL, 11.25%, 12/15/27 (3)	20	21
		84
Telephones 0.3%
Verizon Communications, 3M USD LIBOR + 1.10%, 5.706%, 5/15/25	70	70
		70
Utilities 1.2%
NextEra Energy Operating Partners, 4.25%, 7/15/24 (3)	55	53
Vistra, VR, 7.00%, (3)(4)(5)	100	89
Vistra Operations, 5.125%, 5/13/25 (3)	115	113
		255
Wireless Communications 0.3%
Sprint, 7.125%, 6/15/24	55	56
		56
Total Corporate Bonds (Cost $2,037)		2,031

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 86.9%
Money Market Funds 86.9%
T. Rowe Price Government Reserve Fund, 3.86%(6)(7)	18,331	18,331
Total Short-Term Investments (Cost $18,331)		18,331
Total Investments in Securities 179.9% of Net Assets (Cost $38,125)		$ 37,948

‡	Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of November 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	See Note 2. Level 3 in fair value hierarchy.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,599 and represents 7.6% of net assets.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	Seven-day yield
(7)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended November 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$ —#	$ —	$ 28+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 11/30/22
T. Rowe Price Government Reserve Fund	$ —	¤	¤	$ 18,331^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $28 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $18,331.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2022 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $38,125)	$ 37,948
Interest and dividends receivable	55
Total assets	38,003
Liabilities
Payable for investment securities purchased	16,624
Due to custodian	285
Investment management and administrative fees payable	5
Total liabilities	16,914
NET ASSETS	$ 21,089
Net assets consists of:
Total distributable earnings (loss)	$ (158)
Paid-in capital applicable to 425,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	21,247
NET ASSETS	$ 21,089
NET ASSET VALUE PER SHARE	$ 49.62
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
11/16/22 Through 11/30/22
Investment Income (Loss)
Income
Dividend	$ 28
Interest	5
Total income	33
Investment management and administrative expense	5
Net investment income	28
Realized and Unrealized Gain / Loss
Change in net unrealized gain / loss on securities	(177)
Net realized and unrealized gain / loss	(177)
DECREASE IN NET ASSETS FROM OPERATIONS	$ (149)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
11/16/22 Through 11/30/22
Increase (decrease) in Net Assets
Operations
Net investment income	$ 28
Change in net unrealized gain / loss	(177)
Decrease in net assets from operations	(149)
Distributions to shareholders
Net earnings	(9)
Capital share transactions*
Shares sold	21,247
Increase in net assets from capital share transactions	21,247
Net Assets
Increase during period	21,089
Beginning of period	-
End of period	$ 21,089
*Share information
Shares sold	425
Increase in shares outstanding	425
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 16, 2022. The fund seeks high current income and, secondarily, capital appreciation.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by an outside

T. ROWE PRICE FLOATING RATE ETF

pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Share Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –   VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund's Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund's valuation designee (Valuation Designee). Subject to

T. ROWE PRICE FLOATING RATE ETF

oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE FLOATING RATE ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$ —	$ 2,031	$ —	$ 2,031
Bank Loans	—	17,115	471	17,586
Short-Term Investments	18,331	—	—	18,331
Total	$ 18,331	$ 19,146	$ 471	$ 37,948

T. ROWE PRICE FLOATING RATE ETF

Following is a reconciliation of the fund’s Level 3 holdings for the Six months ended November 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2022, totaled $6,000 for the period ended November 30, 2022.
($000s)	Beginning Balance 11/16/22	Gain(Loss) During Period	Total Purchases	Ending Balance 11/30/22
Investment in Securities
Bank Loans	$ —	$ (6)	$ 477	$ 471
NOTE  3  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured

T. ROWE PRICE FLOATING RATE ETF

and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition
The fund may invest in instruments that are tied to reference rates, including the London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely

T. ROWE PRICE FLOATING RATE ETF

on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $15,724,000 and $0, respectively, for the period ended November 30, 2022.
NOTE  4  –   FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $38,139,000. Net unrealized loss aggregated $177,000 at period end, of which $12,000 related to appreciated investments and $189,000 related to depreciated investments.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.59% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.

T. ROWE PRICE FLOATING RATE ETF

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 94% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of $850 1.15 million billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. During the period ended November 30, 2022, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.

T. ROWE PRICE FLOATING RATE ETF

The fund may borrow to provide temporary liquidity. During the period ended November 30, 2022, the fund had borrowings outstanding from State Street Bank on five days in the average amount of $222,000 and at an average annual rate of 7.10%. At November 30, 2022, the fund had outstanding borrowings of $285,000 at an annual rate of 7.10%.
NOTE  7  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE FLOATING RATE ETF

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov).

T. ROWE PRICE FLOATING RATE ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on May 10, 2022 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund had not yet incepted at the time of the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total

T. ROWE PRICE FLOATING RATE ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
expense ratio is useful for purposes of providing certainty of fees and expenses for investors and has historically sought to set the initial all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account the potential for future economies of scale. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds and ETFs (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds. The Board concluded that, based on the profitability data it reviewed and consistent with an all-inclusive management fee structure that is frequently used by ETFs, the advisory fee structure for the fund is appropriate.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and approved the initial Advisory Contract for the fund.
Approval of the Advisory Contract
As noted, at the Meeting on May 10, 2022, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1047-051 01/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023